Related Party Transactions (Details 1) - USD ($)		Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Other receivable				$ 46,743
Temporary deposit
Operating lease liability		79,085
Hao Wei Peng [Member]
Related Party Transaction [Line Items]
Other receivable	[1]			46,743
Other payable to:	[2]	47,492	47,879
Bummy Wu [Member]
Related Party Transaction [Line Items]
Other receivable	[3]
Temporary deposit			100,067
Daniel [Member]
Related Party Transaction [Line Items]
Rental deposit		2,440	2,462	2,396
Operating lease liability	[4]	24,159
Other payable to:	[4]	13,325	13,444	128,543
Dmedia Llc [Member]
Related Party Transaction [Line Items]
Loan from Dmedia	[5]	182,500
Wealth Wide International Ltd [Member]
Related Party Transaction [Line Items]
Operating lease liability	[6]	54,926
Other payable to:	[6]	39,134	39,224	9,410
Klingon Aerospace Inc [Member]
Related Party Transaction [Line Items]
Other payable to:	[7]	762,000	762,000	762,000
Jeffrey Wun [Member]
Related Party Transaction [Line Items]
Other payable to:	[2]	49,162	46,236	22,327
Louis Giordimanina [Member]
Related Party Transaction [Line Items]
Other payable to:		20,950	6,071
Giretsu Shih [Member]
Related Party Transaction [Line Items]
Other payable to:	[2]	88,995	15,497	76,600
Others [Member]
Related Party Transaction [Line Items]
Other payable to:	[2]	53,336	18,947	83,515
Consolidated Related Party [Member]
Related Party Transaction [Line Items]
Other payable to:		$ 1,074,394	$ 949,298	$ 1,082,395

[1]	Represents receivable from Mr. Peng due to the transactions prior to the acquisition of Aircom Telecom on December 19, 2017. The amount is subsequently collected on January 4, 2018.
[2]	Represents payable to employees as a result of regular operating activities.
[3]	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and goodstanding of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.
[4]	The amount represents rental payable.
[5]	Represents short-term loan from Dmedia. This short-term loan has an expiration date of January 30, 2020 and an annual interest rate of 3%.
[6]	Represents rent for a warehouse in Hong Kong to store the Company's hardware and another rent for the Hong Kong office starting June 28, 2018.
[7]	On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of December 31, 2018, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. Since the project might not be successful, the Company reclassified the balance from customer prepayment to other payable due to uncertainty.